UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01766
Name of Registrant: Vanguard Wellesley Income Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2015
Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of June 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (13.4%)
U.S. Government Securities (9.9%)
	United States Treasury Inflation Indexed
	Bonds	1.875%	7/15/15	205,305	250,355
1	United States Treasury Note/Bond	1.500%	6/30/16	14,200	14,364
	United States Treasury Note/Bond	0.500%	7/31/16	122,000	122,190
	United States Treasury Note/Bond	0.875%	9/15/16	135,400	136,161
	United States Treasury Note/Bond	0.625%	12/31/16	223,120	223,573
	United States Treasury Note/Bond	0.875%	1/31/17	44,979	45,226
	United States Treasury Note/Bond	0.500%	2/28/17	11,000	10,991
	United States Treasury Note/Bond	0.500%	3/31/17	113,300	113,158
	United States Treasury Note/Bond	1.000%	9/15/17	553,000	556,108
1,2	United States Treasury Note/Bond	1.375%	9/30/18	616,100	620,819
	United States Treasury Note/Bond	1.750%	9/30/19	665,000	672,481
	United States Treasury Note/Bond	2.000%	2/15/25	277,400	268,948
	United States Treasury Note/Bond	2.875%	5/15/43	416,960	395,591
	United States Treasury Note/Bond	3.625%	2/15/44	105,000	114,926
	United States Treasury Note/Bond	3.375%	5/15/44	376,000	393,097
	United States Treasury Note/Bond	3.125%	8/15/44	58,465	58,283
	United States Treasury Note/Bond	2.500%	2/15/45	25,000	21,906
					4,018,177
Agency Bonds and Notes (0.2%)
3	AID-Egypt	4.450%	9/15/15	22,500	22,659
	Private Export Funding Corp.	2.250%	12/15/17	51,055	52,196
4	Tennessee Valley Authority	4.625%	9/15/60	19,800	20,888
					95,743
Conventional Mortgage-Backed Securities (3.0%)
5,6	Fannie Mae Pool	2.500%	3/1/27–1/1/29	9,524	9,658
[5,6,7]	Fannie Mae Pool	3.500%	11/1/25–7/1/45	728,000	749,840
5,6	Fannie Mae Pool	4.500%	10/1/29–7/1/45	328,694	357,077
5,6	Freddie Mac Gold Pool	4.000%	6/1/18–1/1/42	6	7
5,6	Freddie Mac Gold Pool	4.500%	4/1/25–7/1/45	88,448	96,381
5	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	69	81
5	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	5,709	6,503
					1,219,547
Nonconventional Mortgage-Backed Securities (0.3%)
5,6	Fannie Mae REMICS	3.500%	4/25/31	6,910	7,114
5,6	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	13,201	14,201
5,6	Freddie Mac REMICS	3.500%	3/15/31	4,095	4,218
5,6	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	77,206	83,011
					108,544
Total U.S. Government and Agency Obligations (Cost $5,390,626)					5,442,011
Asset-Backed/Commercial Mortgage-Backed Securities (3.1%)
5	Ally Master Owner Trust Series 2012-4	1.720%	7/15/19	25,000	25,199
5	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	95,780	96,092
5	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	117,745	118,302
8	American Tower Trust I	1.551%	3/15/18	13,530	13,547
8	American Tower Trust I	3.070%	3/15/23	32,900	32,211
[5,8,9]	Apidos CDO	1.774%	4/17/26	39,850	39,771

[5,8,9]	ARES CLO Ltd.	1.795%	4/17/26	39,670	39,733
[5,8,9]	Atlas Senior Loan Fund Ltd.	1.815%	10/15/26	12,360	12,349
[5,8,9]	Atlas Senior Loan Fund V Ltd.	1.826%	7/16/26	9,890	9,885
5,8	Avis Budget Rental Car Funding AESOP LLC
	2010-5A	3.150%	3/20/17	8,000	8,084
[5,8,9]	Babson CLO Ltd.	1.765%	7/20/25	4,555	4,557
5	Banc of America Commercial Mortgage Trust
	2006-2	5.916%	5/10/45	12,360	12,545
5	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	15,090	15,656
5	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	8,103	8,377
[5,8,9]	CECLO 2013-20A 144A	1.757%	1/25/26	40,000	39,895
[5,8,9]	Cent CLO	1.767%	7/27/26	13,260	13,249
[5,8,9]	Cent CLO 22 Ltd.	1.756%	11/7/26	30,200	30,105
[5,8,9]	CIFC Funding Ltd.	1.775%	4/18/25	38,255	38,284
5	COMM 2006-C7 Mortgage Trust	5.943%	6/10/46	8,939	9,151
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,373
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	9,631	9,970
[5,8,9]	Dryden Senior Loan Fund	1.625%	4/18/26	37,710	37,512
5,8	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	5,824	5,831
5,8	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	10,250	10,220
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	27,005	27,315
5,8	Hilton USA Trust 2013-HLT	2.662%	11/5/30	37,815	37,824
[5,8,9]	ING Investment Management Co.	1.775%	4/18/26	37,635	37,514
5	LB-UBS Commercial Mortgage Trust 2006-C4	6.028%	6/15/38	9,098	9,309
5,9	LB-UBS Commercial Mortgage Trust 2008-C1	6.321%	4/15/41	23,804	25,950
[5,8,9]	Limerock CLO	1.775%	4/18/26	43,000	42,914
[5,8,9]	Madison Park Funding XII Ltd.	1.725%	1/19/25	24,975	24,946
[5,8,9]	Madison Park Funding XIII Ltd.	1.775%	7/20/26	29,375	29,398
5	Merrill Lynch Mortgage Trust 2006-C1	5.865%	5/12/39	10,965	11,197
5,8	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	23,260	25,837
[5,8,9]	OZLM VI Ltd.	1.824%	4/17/26	30,910	30,996
5	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	15,610	15,724
5	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	9,665	9,749
8	SBA Tower Trust	2.898%	10/15/19	37,250	37,279
[5,8,9]	Seneca Park CLO Ltd.	1.754%	7/17/26	21,705	21,704
[5,8,9]	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/35	22,000	21,296
[5,8,9]	Shackleton CLO Ltd.	1.754%	7/17/26	20,985	20,984
5,8	Springleaf Funding Trust	2.410%	12/15/22	37,000	37,046
5,8	Springleaf Funding Trust	3.160%	11/15/24	43,060	43,595
5,8	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,473
5,8	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	7,480	7,375
[5,8,9]	SYMP 14-14AA2 144A	1.750%	7/14/26	36,945	36,836
[5,8,9]	Thacher Park CLO 2014-1	1.745%	10/20/26	16,115	16,107
5	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	7,009
[5,8,9]	Voya CLO 2014-2 Ltd.	1.725%	7/17/26	5,905	5,872
5,8	Westlake Automobile Receivables Trust	0.970%	10/16/17	22,828	22,823
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,272,804)					1,272,970

Corporate Bonds (40.0%)
Finance (15.6%)
Banking (12.1%)
American Express Co.	5.500%	9/12/16	25,000	26,298
American Express Co.	6.150%	8/28/17	35,000	38,290
American Express Credit Corp.	2.750%	9/15/15	56,365	56,585
American Express Credit Corp.	2.800%	9/19/16	13,635	13,924
American Express Credit Corp.	2.375%	3/24/17	35,650	36,351
American Express Credit Corp.	2.250%	8/15/19	24,000	24,006
Bank of America Corp.	3.625%	3/17/16	10,000	10,198
Bank of America Corp.	3.750%	7/12/16	28,940	29,668
Bank of America Corp.	5.625%	10/14/16	22,500	23,702
Bank of America Corp.	6.875%	4/25/18	32,000	36,140
Bank of America Corp.	5.650%	5/1/18	60,090	66,008
Bank of America Corp.	5.625%	7/1/20	28,825	32,436
Bank of America Corp.	5.875%	1/5/21	10,285	11,730
Bank of America Corp.	5.000%	5/13/21	35,910	39,398
Bank of America Corp.	3.300%	1/11/23	18,875	18,562
Bank of America Corp.	4.100%	7/24/23	47,670	48,643
Bank of America Corp.	4.125%	1/22/24	7,500	7,669
Bank of America Corp.	4.000%	1/22/25	26,225	25,508
Bank of America Corp.	6.110%	1/29/37	30,000	33,534
Bank of America Corp.	5.875%	2/7/42	8,770	10,011
Bank of America Corp.	5.000%	1/21/44	24,180	24,946
Bank of America Corp.	4.875%	4/1/44	7,820	7,916
Bank of Montreal	2.500%	1/11/17	71,580	73,169
Bank of Montreal	2.375%	1/25/19	29,000	29,386
Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	55,266
Bank of New York Mellon Corp.	2.150%	2/24/20	49,755	49,109
Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	21,890
Bank of Nova Scotia	2.550%	1/12/17	31,000	31,713
Bank of Nova Scotia	2.800%	7/21/21	58,100	58,360
8 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	44,350	44,239
Bank One Corp.	7.750%	7/15/25	25,000	31,606
8 Barclays Bank plc	6.050%	12/4/17	27,600	29,859
Barclays Bank plc	2.500%	2/20/19	25,800	25,938
Barclays Bank plc	6.750%	5/22/19	18,605	21,573
Barclays Bank plc	5.125%	1/8/20	12,065	13,420
Barclays Bank plc	5.140%	10/14/20	7,935	8,634
Barclays Bank plc	3.750%	5/15/24	19,300	19,353
BB&T Corp.	1.600%	8/15/17	19,775	19,835
BB&T Corp.	5.250%	11/1/19	19,000	20,947
Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	16,834
BNP Paribas SA	2.400%	12/12/18	11,000	11,125
BNP Paribas SA	3.250%	3/3/23	6,750	6,685
BPCE SA	2.500%	12/10/18	15,570	15,797
BPCE SA	2.500%	7/15/19	42,100	42,430
BPCE SA	4.000%	4/15/24	32,755	33,477
8 BPCE SA	5.150%	7/21/24	30,510	31,032
Capital One Financial Corp.	3.150%	7/15/16	6,787	6,905
Capital One Financial Corp.	4.750%	7/15/21	36,165	39,342
Capital One Financial Corp.	3.750%	4/24/24	60,945	60,253
Capital One Financial Corp.	3.200%	2/5/25	12,500	11,755
Citigroup Inc.	4.587%	12/15/15	767	779
Citigroup Inc.	4.450%	1/10/17	7,075	7,393
Citigroup Inc.	6.125%	11/21/17	18,000	19,787
Citigroup Inc.	1.750%	5/1/18	13,000	12,923
Citigroup Inc.	6.125%	5/15/18	8,500	9,462

Citigroup Inc.	2.500%	9/26/18	31,000	31,339
Citigroup Inc.	2.550%	4/8/19	30,000	30,227
Citigroup Inc.	8.500%	5/22/19	28,000	34,115
Citigroup Inc.	2.500%	7/29/19	29,565	29,567
Citigroup Inc.	2.400%	2/18/20	50,000	49,313
Citigroup Inc.	5.375%	8/9/20	17,663	19,729
Citigroup Inc.	4.500%	1/14/22	30,140	32,296
Citigroup Inc.	6.625%	6/15/32	9,000	10,606
Citigroup Inc.	6.000%	10/31/33	15,000	16,640
Citigroup Inc.	8.125%	7/15/39	3,380	4,808
Citigroup Inc.	5.875%	1/30/42	7,460	8,700
Citigroup Inc.	4.950%	11/7/43	7,000	7,244
Citigroup Inc.	5.300%	5/6/44	15,745	15,895
Comerica Inc.	3.000%	9/16/15	3,065	3,077
Compass Bank	2.750%	9/29/19	12,250	12,178
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	44,660	44,925
8 Credit Agricole SA	2.500%	4/15/19	45,420	45,526
Credit Suisse	1.750%	1/29/18	25,940	25,903
Credit Suisse	2.300%	5/28/19	18,975	18,927
Credit Suisse	5.300%	8/13/19	9,000	10,014
Credit Suisse	3.000%	10/29/21	53,710	53,044
Credit Suisse	3.625%	9/9/24	10,590	10,485
8 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	50,815	48,677
Deutsche Bank AG	2.500%	2/13/19	44,000	44,189
Fifth Third Bank	2.875%	10/1/21	8,780	8,674
Goldman Sachs Group Inc.	3.625%	2/7/16	5,975	6,069
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	26,509
Goldman Sachs Group Inc.	2.900%	7/19/18	55,000	56,277
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	24,427
Goldman Sachs Group Inc.	5.375%	3/15/20	24,305	27,017
Goldman Sachs Group Inc.	2.600%	4/23/20	11,900	11,816
Goldman Sachs Group Inc.	6.000%	6/15/20	23,755	27,325
Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	77,913
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	76,017
Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,691
Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	16,064
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	23,719
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	28,104
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	42,233
Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	19,513
8 HSBC Bank plc	4.750%	1/19/21	42,960	47,287
HSBC Bank USA NA	5.875%	11/1/34	21,000	24,269
HSBC Holdings plc	4.000%	3/30/22	10,870	11,370
HSBC Holdings plc	7.625%	5/17/32	15,800	20,431
HSBC Holdings plc	6.500%	5/2/36	22,000	26,091
HSBC Holdings plc	6.100%	1/14/42	43,680	52,699
HSBC Holdings plc	5.250%	3/14/44	5,795	5,973
HSBC USA Inc.	1.625%	1/16/18	35,910	35,802
HSBC USA Inc.	2.350%	3/5/20	58,195	57,539
HSBC USA Inc.	3.500%	6/23/24	26,200	26,274
Huntington National Bank	1.700%	2/26/18	15,000	14,909
Huntington National Bank	2.200%	4/1/19	17,850	17,711
Huntington National Bank	2.400%	4/1/20	36,530	36,064
8 ING Bank NV	3.750%	3/7/17	35,000	36,335
8 ING Bank NV	1.800%	3/16/18	51,425	51,496
JPMorgan Chase & Co.	2.000%	8/15/17	51,000	51,502
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	77,979

JPMorgan Chase & Co.	4.625%	5/10/21	14,000	15,103
JPMorgan Chase & Co.	4.350%	8/15/21	33,285	35,625
JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,527
JPMorgan Chase & Co.	3.250%	9/23/22	22,380	22,204
JPMorgan Chase & Co.	3.375%	5/1/23	36,370	35,133
JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,365
JPMorgan Chase & Co.	4.125%	12/15/26	24,400	23,945
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	79,003
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	17,881
JPMorgan Chase & Co.	5.625%	8/16/43	13,500	14,415
8 Macquarie Bank Ltd.	2.400%	1/21/20	12,400	12,313
Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,540	14,297
Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	18,933
Morgan Stanley	4.000%	7/24/15	32,000	32,052
Morgan Stanley	3.800%	4/29/16	9,470	9,682
Morgan Stanley	5.450%	1/9/17	15,000	15,887
Morgan Stanley	6.625%	4/1/18	25,000	28,065
Morgan Stanley	2.125%	4/25/18	104,400	105,046
Morgan Stanley	2.500%	1/24/19	43,200	43,584
Morgan Stanley	7.300%	5/13/19	53,955	63,435
Morgan Stanley	5.500%	7/24/20	15,000	16,829
Morgan Stanley	5.750%	1/25/21	13,900	15,805
Morgan Stanley	3.875%	4/29/24	22,050	22,167
Morgan Stanley	7.250%	4/1/32	51,100	67,386
Morgan Stanley	4.300%	1/27/45	24,705	22,746
National City Bank	5.800%	6/7/17	50,000	53,782
8 Nationwide Building Society	2.350%	1/21/20	22,720	22,628
Northern Trust Corp.	3.450%	11/4/20	10,285	10,860
PNC Bank NA	5.250%	1/15/17	16,000	16,933
PNC Bank NA	3.300%	10/30/24	14,645	14,387
PNC Bank NA	2.950%	2/23/25	34,775	33,296
PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	40,467
PNC Funding Corp.	4.250%	9/21/15	5,765	5,808
Santander Bank NA	2.000%	1/12/18	21,075	21,097
Santander Holdings USA Inc.	2.650%	4/17/20	19,225	18,889
8 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	50,656
State Street Corp.	5.375%	4/30/17	55,500	59,543
Svenska Handelsbanken AB	2.875%	4/4/17	57,000	58,694
Synchrony Financial	3.000%	8/15/19	8,570	8,620
Synchrony Financial	2.700%	2/3/20	12,580	12,410
UBS AG	4.875%	8/4/20	45,000	49,708
US Bancorp	1.650%	5/15/17	25,000	25,283
US Bancorp	3.700%	1/30/24	39,005	40,298
Wachovia Corp.	5.750%	2/1/18	9,500	10,484
Wachovia Corp.	6.605%	10/1/25	15,000	18,096
Wells Fargo & Co.	5.625%	12/11/17	47,000	51,606
Wells Fargo & Co.	2.150%	1/30/20	46,920	46,299
Wells Fargo & Co.	3.000%	1/22/21	27,580	27,949
Wells Fargo & Co.	4.600%	4/1/21	40,000	43,772
Wells Fargo & Co.	3.500%	3/8/22	54,840	56,108
Wells Fargo & Co.	3.450%	2/13/23	49,865	49,656
Wells Fargo & Co.	4.480%	1/16/24	34,444	36,205
Wells Fargo & Co.	3.000%	2/19/25	28,660	27,332
Wells Fargo & Co.	5.606%	1/15/44	28,551	31,050
Wells Fargo & Co.	4.650%	11/4/44	20,735	19,854

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,475

Finance Companies (1.0%)
General Electric Capital Corp.	5.300%	2/11/21	6,305	7,084
General Electric Capital Corp.	4.650%	10/17/21	65,000	71,124
General Electric Capital Corp.	3.150%	9/7/22	58,351	58,375
General Electric Capital Corp.	3.100%	1/9/23	21,285	21,238
General Electric Capital Corp.	6.750%	3/15/32	34,795	45,140
General Electric Capital Corp.	6.150%	8/7/37	46,120	57,108
General Electric Capital Corp.	5.875%	1/14/38	96,305	114,546
General Electric Capital Corp.	6.875%	1/10/39	34,590	46,036

Insurance (2.1%)
ACE INA Holdings Inc.	2.600%	11/23/15	24,000	24,079
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	16,089
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	17,064
ACE INA Holdings Inc.	3.350%	5/15/24	20,340	20,381
Aetna Inc.	1.750%	5/15/17	2,966	2,993
Anthem Inc.	2.300%	7/15/18	12,045	12,158
Anthem Inc.	3.700%	8/15/21	25,635	26,294
Anthem Inc.	3.125%	5/15/22	30,450	29,644
Anthem Inc.	3.300%	1/15/23	20,000	19,207
Anthem Inc.	4.650%	8/15/44	2,230	2,042
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	35,500
Cigna Corp.	3.250%	4/15/25	43,165	41,502
CNA Financial Corp.	3.950%	5/15/24	4,335	4,299
8 Five Corners Funding Trust	4.419%	11/15/23	5,320	5,495
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	17,555
8 Liberty Mutual Group Inc.	4.250%	6/15/23	11,825	12,160
8 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,833
Loews Corp.	2.625%	5/15/23	14,100	13,367
8 MassMutual Global Funding II	2.100%	8/2/18	45,015	45,568
8 MassMutual Global Funding II	2.350%	4/9/19	22,000	22,235
MetLife Inc.	1.903%	12/15/17	7,340	7,401
MetLife Inc.	3.600%	4/10/24	28,000	28,223
MetLife Inc.	4.125%	8/13/42	5,300	4,893
MetLife Inc.	4.875%	11/13/43	17,500	18,101
8 Metropolitan Life Global Funding I	1.500%	1/10/18	35,550	35,430
8 Metropolitan Life Global Funding I	1.875%	6/22/18	16,315	16,431
8 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	32,513
8 New York Life Global Funding	1.650%	5/15/17	53,000	53,453
8 New York Life Insurance Co.	5.875%	5/15/33	44,785	52,557
Prudential Financial Inc.	3.000%	5/12/16	3,550	3,612
Prudential Financial Inc.	4.500%	11/15/20	24,055	26,298
8 QBE Insurance Group Ltd.	2.400%	5/1/18	8,185	8,250
8 Teachers Insurance & Annuity Association of
America	4.900%	9/15/44	11,990	12,186
Travelers Cos. Inc.	5.800%	5/15/18	8,690	9,714
Travelers Cos. Inc.	5.900%	6/2/19	9,400	10,731
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	24,446
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,178
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,276
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	11,606
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	25,535
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	35,845
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	29,101

Real Estate Investment Trusts (0.4%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	17,998
Duke Realty LP	6.500%	1/15/18	4,819	5,382
HCP Inc.	6.000%	1/30/17	20,000	21,393
Liberty Property LP	6.625%	10/1/17	10,096	11,122
Realty Income Corp.	5.950%	9/15/16	9,940	10,495
Realty Income Corp.	5.750%	1/15/21	8,675	9,746
Simon Property Group LP	6.125%	5/30/18	6,625	7,448
Simon Property Group LP	4.375%	3/1/21	22,000	23,753
Simon Property Group LP	4.125%	12/1/21	12,946	13,844
8 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	11,670	11,704
8 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	17,715	17,727
				6,335,503
Industrial (21.8%)
Basic Industry (0.6%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	38,590	39,762
CF Industries Inc.	5.375%	3/15/44	28,635	28,384
LyondellBasell Industries NV	4.625%	2/26/55	28,625	25,244
Monsanto Co.	4.700%	7/15/64	7,025	6,048
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	16,129
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	9,450	9,685
Rio Tinto Finance USA plc	2.000%	3/22/17	18,285	18,428
Rio Tinto Finance USA plc	1.625%	8/21/17	38,000	37,896
Rio Tinto Finance USA plc	2.250%	12/14/18	23,950	23,943
Rio Tinto Finance USA plc	3.500%	3/22/22	19,300	19,227

Capital Goods (1.7%)
3M Co.	6.375%	2/15/28	20,825	26,486
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	38,591
Caterpillar Inc.	3.900%	5/27/21	32,880	34,988
Caterpillar Inc.	2.600%	6/26/22	9,575	9,351
Caterpillar Inc.	3.400%	5/15/24	19,475	19,753
Caterpillar Inc.	5.200%	5/27/41	19,770	21,728
Caterpillar Inc.	3.803%	8/15/42	20,469	18,681
Caterpillar Inc.	4.300%	5/15/44	13,700	13,444
Deere & Co.	4.375%	10/16/19	13,090	14,342
Dover Corp.	4.875%	10/15/15	10,000	10,123
Eaton Corp.	5.300%	3/15/17	20,000	21,261
Eaton Corp.	6.500%	6/1/25	10,000	12,024
General Dynamics Corp.	3.875%	7/15/21	9,950	10,717
General Electric Co.	2.700%	10/9/22	14,000	13,671
General Electric Co.	4.125%	10/9/42	7,940	7,613
General Electric Co.	4.500%	3/11/44	8,725	8,816
Honeywell International Inc.	4.250%	3/1/21	29,484	32,540
Illinois Tool Works Inc.	3.500%	3/1/24	53,930	55,089
John Deere Capital Corp.	2.000%	1/13/17	53,000	53,859
John Deere Capital Corp.	3.350%	6/12/24	17,000	17,272
Lockheed Martin Corp.	2.125%	9/15/16	6,700	6,799
Lockheed Martin Corp.	2.900%	3/1/25	31,690	30,311
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	14,301
Raytheon Co.	3.125%	10/15/20	10,000	10,350
8 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	48,660
8 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	25,650	25,407
8 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	28,495	28,185
United Technologies Corp.	4.500%	4/15/20	24,170	26,556

United Technologies Corp.	3.100%	6/1/22	10,095	10,130
United Technologies Corp.	4.500%	6/1/42	38,885	39,156

Communication (4.3%)
21st Century Fox America Inc.	4.500%	2/15/21	4,650	5,044
21st Century Fox America Inc.	6.200%	12/15/34	11,000	12,772
America Movil SAB de CV	3.125%	7/16/22	66,820	65,955
America Movil SAB de CV	6.125%	3/30/40	10,000	11,561
America Movil SAB de CV	4.375%	7/16/42	17,680	16,357
American Tower Corp.	3.450%	9/15/21	23,985	23,827
AT&T Inc.	2.500%	8/15/15	14,000	14,025
AT&T Inc.	2.950%	5/15/16	40,093	40,760
AT&T Inc.	1.400%	12/1/17	20,000	19,921
AT&T Inc.	2.300%	3/11/19	43,350	43,352
AT&T Inc.	3.875%	8/15/21	20,000	20,633
AT&T Inc.	4.500%	5/15/35	13,870	12,715
AT&T Inc.	6.500%	9/1/37	24,600	27,675
CBS Corp.	4.300%	2/15/21	22,710	24,097
Comcast Corp.	3.600%	3/1/24	15,490	15,624
Comcast Corp.	4.250%	1/15/33	15,060	14,669
Comcast Corp.	4.200%	8/15/34	18,620	17,920
Comcast Corp.	4.400%	8/15/35	22,290	22,041
Comcast Corp.	6.450%	3/15/37	20,000	24,617
Comcast Corp.	6.950%	8/15/37	45,000	58,272
Comcast Corp.	4.650%	7/15/42	7,260	7,254
Comcast Corp.	4.500%	1/15/43	20,000	19,491
Comcast Corp.	4.750%	3/1/44	16,635	16,830
Comcast Corp.	4.600%	8/15/45	26,430	26,028
8 COX Communications Inc.	5.875%	12/1/16	40,000	42,461
8 Cox Communications Inc.	4.800%	2/1/35	43,525	39,679
8 Deutsche Telekom International Finance BV	2.250%	3/6/17	14,240	14,439
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	41,522
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	16,655	16,473
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	10,125	11,132
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	4,900	5,217
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,000	10,830
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	20,875	20,969
Discovery Communications LLC	5.625%	8/15/19	7,635	8,528
Discovery Communications LLC	5.050%	6/1/20	13,365	14,628
Discovery Communications LLC	3.250%	4/1/23	4,465	4,286
Grupo Televisa SAB	6.625%	1/15/40	13,805	15,911
Grupo Televisa SAB	5.000%	5/13/45	5,925	5,637
8 GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	18,672
Michigan Bell Telephone Co.	7.850%	1/15/22	24,350	29,807
8 NBCUniversal Enterprise Inc.	1.662%	4/15/18	47,135	47,243
8 NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	83,491
NBCUniversal Media LLC	4.375%	4/1/21	26,000	28,134
Orange SA	9.000%	3/1/31	40,000	56,316
8 SBA Tower Trust	2.933%	12/15/17	28,850	29,556
8 Sky plc	2.625%	9/16/19	30,550	30,307
8 Sky plc	3.750%	9/16/24	35,911	35,055
Time Warner Cable Inc.	5.850%	5/1/17	70,000	74,752
Time Warner Cable Inc.	8.750%	2/14/19	915	1,087

	Time Warner Cable Inc.	8.250%	4/1/19	11,944	14,044
	Time Warner Cable Inc.	6.550%	5/1/37	8,670	9,013
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,983
	Time Warner Inc.	4.750%	3/29/21	13,000	14,058
	Time Warner Inc.	6.250%	3/29/41	8,000	9,127
	Verizon Communications Inc.	3.450%	3/15/21	15,585	15,868
	Verizon Communications Inc.	3.500%	11/1/21	78,905	79,820
	Verizon Communications Inc.	6.400%	9/15/33	62,160	70,979
	Verizon Communications Inc.	6.400%	2/15/38	23,000	26,325
	Verizon Communications Inc.	4.750%	11/1/41	28,730	26,633
	Verizon Communications Inc.	6.550%	9/15/43	71,200	83,152
	Verizon New Jersey Inc.	8.000%	6/1/22	14,585	18,169
	Verizon Virginia LLC	7.875%	1/15/22	16,000	19,660
	Viacom Inc.	6.250%	4/30/16	20,000	20,860
	Viacom Inc.	5.625%	9/15/19	10,000	11,116
	Vodafone Group plc	1.250%	9/26/17	37,000	36,591
	Vodafone Group plc	5.450%	6/10/19	26,000	28,704
	Walt Disney Co.	4.125%	6/1/44	18,320	18,015

	Consumer Cyclical (2.8%)
8	Alibaba Group Holding Ltd.	2.500%	11/28/19	12,515	12,389
	Amazon.com Inc.	2.500%	11/29/22	31,600	29,986
	Amazon.com Inc.	4.800%	12/5/34	15,995	15,766
	Amazon.com Inc.	4.950%	12/5/44	20,180	19,645
8	American Honda Finance Corp.	2.500%	9/21/15	25,000	25,111
8	American Honda Finance Corp.	1.500%	9/11/17	15,750	15,823
8	American Honda Finance Corp.	1.600%	2/16/18	14,340	14,378
	American Honda Finance Corp.	2.125%	10/10/18	29,535	29,859
	AutoZone Inc.	4.000%	11/15/20	25,000	26,489
	AutoZone Inc.	3.700%	4/15/22	12,752	13,018
	AutoZone Inc.	3.125%	7/15/23	22,000	21,332
	CVS Health Corp.	5.750%	6/1/17	7,534	8,144
	CVS Health Corp.	2.750%	12/1/22	20,000	19,278
5,8	CVS Pass-Through Trust	5.926%	1/10/34	15,117	17,492
8	Daimler Finance North America LLC	3.000%	3/28/16	6,500	6,602
8	Daimler Finance North America LLC	2.625%	9/15/16	44,000	44,727
8	Daimler Finance North America LLC	2.250%	7/31/19	55,275	54,998
	eBay Inc.	1.350%	7/15/17	10,960	10,943
	Ford Motor Credit Co. LLC	2.375%	3/12/19	55,300	55,081
8	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	12,122	12,414
	Home Depot Inc.	4.400%	4/1/21	12,300	13,531
	Home Depot Inc.	2.700%	4/1/23	24,715	24,084
	Home Depot Inc.	4.400%	3/15/45	22,390	22,223
8	Hyundai Capital America	1.625%	10/2/15	13,520	13,538
	Johnson Controls Inc.	5.000%	3/30/20	29,000	31,803
	Johnson Controls Inc.	3.750%	12/1/21	25,000	25,608
	Lowe's Cos. Inc.	6.650%	9/15/37	5,000	6,362
	Lowe's Cos. Inc.	5.800%	4/15/40	10,280	12,049
	McDonald's Corp.	3.500%	7/15/20	21,760	22,878
	McDonald's Corp.	2.625%	1/15/22	10,175	9,954
	McDonald's Corp.	3.250%	6/10/24	4,400	4,369
8	Nissan Motor Acceptance Corp.	1.950%	9/12/17	42,355	42,650
8	Nissan Motor Acceptance Corp.	1.800%	3/15/18	38,400	38,584
8	Nissan Motor Acceptance Corp.	2.650%	9/26/18	17,180	17,604
	PACCAR Financial Corp.	1.600%	3/15/17	34,687	35,068
	Target Corp.	5.375%	5/1/17	5,000	5,394
	Target Corp.	6.000%	1/15/18	16,500	18,335
	Target Corp.	2.900%	1/15/22	24,000	24,281

	Toyota Motor Credit Corp.	2.050%	1/12/17	26,000	26,409
	Toyota Motor Credit Corp.	1.750%	5/22/17	22,000	22,309
	Toyota Motor Credit Corp.	1.250%	10/5/17	34,150	34,125
8	Volkswagen Group of America Finance LLC	2.450%	11/20/19	13,860	13,907
	Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	79,766
	Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,588
	Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	16,447
	Wal-Mart Stores Inc.	2.550%	4/11/23	70,275	67,893
	Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	61,645
	Wal-Mart Stores Inc.	4.300%	4/22/44	2,235	2,233

	Consumer Noncyclical (7.7%)
	AbbVie Inc.	1.750%	11/6/17	28,485	28,570
	AbbVie Inc.	2.000%	11/6/18	34,395	34,409
	AbbVie Inc.	2.500%	5/14/20	11,110	10,985
	AbbVie Inc.	3.200%	11/6/22	6,900	6,823
	Actavis Funding SCS	3.000%	3/12/20	25,645	25,628
	Actavis Funding SCS	3.450%	3/15/22	34,660	34,244
	Actavis Funding SCS	3.800%	3/15/25	16,140	15,785
	Actavis Funding SCS	4.850%	6/15/44	28,150	27,066
	Altria Group Inc.	4.750%	5/5/21	40,806	44,170
	Altria Group Inc.	2.850%	8/9/22	1,835	1,761
	Altria Group Inc.	4.500%	5/2/43	44,000	40,679
	Amgen Inc.	3.625%	5/22/24	38,185	37,846
	Amgen Inc.	5.150%	11/15/41	27,515	28,175
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,635	7,875
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	9,885
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	75,000	84,669
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	7,000	7,607
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	49,836	47,830
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	6,610	5,834
	AstraZeneca plc	5.900%	9/15/17	50,000	55,002
	AstraZeneca plc	1.950%	9/18/19	12,435	12,368
[5,8,9]	Avery 2014 A 144A	1.797%	4/25/26	36,540	36,597
8	BAT International Finance plc	2.750%	6/15/20	17,600	17,669
8	BAT International Finance plc	3.250%	6/7/22	50,880	50,217
8	BAT International Finance plc	3.500%	6/15/22	7,440	7,504
8	Baxalta Inc.	3.600%	6/23/22	7,475	7,443
8	Baxalta Inc.	5.250%	6/23/45	12,600	12,609
	Baxter International Inc.	2.400%	8/15/22	34,155	32,111
8	Bayer US Finance LLC	2.375%	10/8/19	6,140	6,170
8	Bayer US Finance LLC	3.000%	10/8/21	38,730	38,928
8	Bayer US Finance LLC	3.375%	10/8/24	9,425	9,367
	Becton Dickinson & Co.	1.750%	11/8/16	19,145	19,291
	Bestfoods	6.625%	4/15/28	25,000	32,114
	Bristol-Myers Squibb Co.	3.250%	11/1/23	16,630	16,954
	Cardinal Health Inc.	1.700%	3/15/18	2,401	2,391
	Cardinal Health Inc.	2.400%	11/15/19	22,090	21,896
	Cardinal Health Inc.	3.200%	3/15/23	11,650	11,429
	Cardinal Health Inc.	3.500%	11/15/24	20,020	19,669
	Cardinal Health Inc.	4.500%	11/15/44	23,250	22,387
8	Cargill Inc.	6.000%	11/27/17	7,000	7,727
8	Cargill Inc.	6.125%	9/15/36	22,000	26,392
8	Cargill Inc.	6.625%	9/15/37	42,830	55,055
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,935	1,938
5	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	21,460	19,503
	Celgene Corp.	2.250%	5/15/19	5,145	5,149
	Celgene Corp.	3.625%	5/15/24	11,980	11,999

Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,000	5,014
Coca-Cola Enterprises Inc.	2.000%	8/19/16	13,955	14,115
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,832
Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	16,250
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	25,332	25,604
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	29,102
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	26,066
ConAgra Foods Inc.	1.900%	1/25/18	6,435	6,337
Diageo Capital plc	5.500%	9/30/16	11,066	11,672
Diageo Capital plc	2.625%	4/29/23	42,580	40,182
Diageo Investment Corp.	2.875%	5/11/22	17,245	16,765
Dignity Health	2.637%	11/1/19	4,480	4,524
Dignity Health	3.812%	11/1/24	9,060	9,295
Eli Lilly & Co.	3.700%	3/1/45	20,040	18,113
8 EMD Finance LLC	2.950%	3/19/22	19,640	19,206
8 EMD Finance LLC	3.250%	3/19/25	39,545	38,314
Express Scripts Holding Co.	2.650%	2/15/17	58,371	59,419
Express Scripts Holding Co.	2.250%	6/15/19	14,030	13,936
Express Scripts Holding Co.	4.750%	11/15/21	10,000	10,856
Express Scripts Holding Co.	3.500%	6/15/24	20,175	19,715
8 Forest Laboratories Inc.	4.875%	2/15/21	7,125	7,677
General Mills Inc.	5.650%	2/15/19	6,850	7,640
9 General Mills Inc.	6.390%	2/5/23	50,000	57,148
Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,848
Gilead Sciences Inc.	3.500%	2/1/25	28,575	28,521
Gilead Sciences Inc.	4.500%	2/1/45	28,465	28,210
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	22,297
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	29,335	28,690
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	18,251
GlaxoSmithKline Capital plc	1.500%	5/8/17	20,770	20,916
GlaxoSmithKline Capital plc	2.850%	5/8/22	43,395	42,960
8 Grupo Bimbo SAB de CV	3.875%	6/27/24	15,640	15,427
8 Heineken NV	1.400%	10/1/17	7,495	7,496
8 Heineken NV	2.750%	4/1/23	22,335	21,616
8 Heineken NV	4.000%	10/1/42	1,260	1,131
Johnson & Johnson	6.730%	11/15/23	15,000	19,374
Kaiser Foundation Hospitals	3.500%	4/1/22	18,980	19,238
Kaiser Foundation Hospitals	4.875%	4/1/42	11,840	12,365
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	28,621
Kraft Heinz Foods Co.	2.250%	6/5/17	10,085	10,238
8 Kraft Heinz Foods Co.	5.000%	7/15/35	7,370	7,430
8 Kraft Heinz Foods Co.	5.200%	7/15/45	8,205	8,362
Kroger Co.	2.200%	1/15/17	22,780	23,096
Kroger Co.	3.300%	1/15/21	13,605	13,885
Kroger Co.	3.850%	8/1/23	5,055	5,181
McKesson Corp.	3.250%	3/1/16	4,910	4,987
McKesson Corp.	2.700%	12/15/22	7,010	6,679
McKesson Corp.	2.850%	3/15/23	6,840	6,536
McKesson Corp.	3.796%	3/15/24	14,565	14,686
Medtronic Inc.	1.375%	4/1/18	16,225	16,159
8 Medtronic Inc.	2.500%	3/15/20	25,335	25,437
8 Medtronic Inc.	3.150%	3/15/22	46,380	46,454
Medtronic Inc.	3.625%	3/15/24	7,510	7,685
8 Medtronic Inc.	3.500%	3/15/25	62,791	62,365
8 Medtronic Inc.	4.375%	3/15/35	8,470	8,370
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	6,505	5,872
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	11,505	12,277

Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	6,535	5,790
Merck & Co. Inc.	1.300%	5/18/18	20,615	20,548
Merck & Co. Inc.	3.875%	1/15/21	30,000	32,071
Merck & Co. Inc.	2.350%	2/10/22	24,825	23,963
Merck & Co. Inc.	2.800%	5/18/23	15,650	15,364
Merck & Co. Inc.	2.750%	2/10/25	38,000	36,314
Merck & Co. Inc.	4.150%	5/18/43	28,405	27,558
Merck Sharp & Dohme Corp.	5.000%	6/30/19	18,000	20,037
Molson Coors Brewing Co.	2.000%	5/1/17	1,036	1,044
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	15,037
Molson Coors Brewing Co.	5.000%	5/1/42	13,220	12,829
Mondelez International Inc.	4.125%	2/9/16	15,000	15,279
New York & Presbyterian Hospital	4.024%	8/1/45	22,955	20,899
Novartis Capital Corp.	3.400%	5/6/24	46,115	46,772
Novartis Capital Corp.	4.400%	5/6/44	6,910	7,145
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	2,072
PepsiCo Inc.	3.125%	11/1/20	48,610	50,659
PepsiCo Inc.	4.000%	3/5/42	35,200	32,869
Pfizer Inc.	6.200%	3/15/19	28,600	32,640
Pfizer Inc.	3.000%	6/15/23	35,150	34,945
Philip Morris International Inc.	4.500%	3/26/20	25,000	27,395
Philip Morris International Inc.	4.125%	5/17/21	15,705	16,942
Philip Morris International Inc.	2.500%	8/22/22	13,250	12,742
Philip Morris International Inc.	2.625%	3/6/23	23,000	21,981
Philip Morris International Inc.	3.875%	8/21/42	22,785	20,190
5 Procter & Gamble - Esop	9.360%	1/1/21	14,311	17,595
Procter & Gamble Co.	6.450%	1/15/26	25,000	32,049
Procter & Gamble Co.	5.550%	3/5/37	25,000	30,028
8 Roche Holdings Inc.	6.000%	3/1/19	16,422	18,731
8 Roche Holdings Inc.	2.875%	9/29/21	26,150	26,442
8 SABMiller Holdings Inc.	2.450%	1/15/17	15,100	15,327
8 SABMiller Holdings Inc.	3.750%	1/15/22	4,310	4,445
8 SABMiller Holdings Inc.	4.950%	1/15/42	5,700	5,814
8 SABMiller plc	6.500%	7/15/18	30,000	33,880
Sanofi	4.000%	3/29/21	36,275	38,792
St. Jude Medical Inc.	2.500%	1/15/16	18,175	18,354
Sysco Corp.	3.000%	10/2/21	33,010	33,331
Sysco Corp.	3.500%	10/2/24	5,700	5,739
Sysco Corp.	4.350%	10/2/34	8,830	8,858
Thermo Fisher Scientific Inc.	3.200%	3/1/16	9,330	9,467
Thermo Fisher Scientific Inc.	1.850%	1/15/18	18,975	18,944
Unilever Capital Corp.	4.250%	2/10/21	78,185	85,889
Wyeth LLC	5.950%	4/1/37	15,000	17,867

Energy (2.6%)
8 BG Energy Capital plc	2.875%	10/15/16	26,655	27,208
8 BG Energy Capital plc	4.000%	10/15/21	4,375	4,638
BP Capital Markets plc	2.248%	11/1/16	34,545	35,070
BP Capital Markets plc	4.750%	3/10/19	18,140	19,830
BP Capital Markets plc	2.315%	2/13/20	3,760	3,744
BP Capital Markets plc	4.500%	10/1/20	28,000	30,555
BP Capital Markets plc	4.742%	3/11/21	10,000	10,962
BP Capital Markets plc	3.062%	3/17/22	35,770	35,559
BP Capital Markets plc	3.245%	5/6/22	10,000	10,025
BP Capital Markets plc	2.500%	11/6/22	8,000	7,579
BP Capital Markets plc	3.994%	9/26/23	13,130	13,445

BP Capital Markets plc	3.814%	2/10/24	24,850	25,216
BP Capital Markets plc	3.506%	3/17/25	41,710	41,144
Chevron Corp.	3.191%	6/24/23	42,875	43,019
ConocoPhillips	7.000%	3/30/29	11,500	14,621
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	15,000	15,858
ConocoPhillips Co.	2.875%	11/15/21	11,870	11,949
ConocoPhillips Co.	3.350%	11/15/24	12,170	12,051
ConocoPhillips Co.	4.300%	11/15/44	48,640	46,337
Devon Energy Corp.	5.000%	6/15/45	18,245	17,924
Dominion Gas Holdings LLC	3.550%	11/1/23	14,085	14,172
Encana Corp.	6.500%	5/15/19	24,150	27,410
Encana Corp.	6.500%	8/15/34	15,000	16,264
EOG Resources Inc.	5.625%	6/1/19	16,285	18,448
EOG Resources Inc.	2.625%	3/15/23	13,150	12,609
Halliburton Co.	3.500%	8/1/23	67,975	68,579
NiSource Finance Corp.	6.400%	3/15/18	19,895	22,296
NiSource Finance Corp.	4.800%	2/15/44	8,500	8,612
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	29,612
Occidental Petroleum Corp.	2.700%	2/15/23	9,250	8,920
Phillips 66	4.875%	11/15/44	8,855	8,430
8 Schlumberger Investment SA	2.400%	8/1/22	20,765	19,862
Shell International Finance BV	4.375%	3/25/20	16,000	17,503
Shell International Finance BV	2.250%	1/6/23	34,620	32,613
Shell International Finance BV	4.125%	5/11/35	38,475	37,682
Shell International Finance BV	4.375%	5/11/45	55,475	54,700
Suncor Energy Inc.	3.600%	12/1/24	19,505	19,484
Suncor Energy Inc.	5.950%	12/1/34	13,000	14,827
Texaco Capital Inc.	8.625%	4/1/32	25,000	38,985
Total Capital International SA	1.550%	6/28/17	38,435	38,736
Total Capital International SA	2.700%	1/25/23	32,714	31,553
Total Capital International SA	3.750%	4/10/24	50,000	51,570
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	32,825
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	20,042

Other Industrial (0.2%)
8 Hutchison Whampoa Finance CI Ltd.	3.625%	10/31/24	23,500	23,026
8 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	13,536
8 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	19,660	20,220
5 Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	23,566

Technology (1.3%)
Apple Inc.	2.850%	5/6/21	34,300	34,745
Apple Inc.	3.450%	5/6/24	31,140	31,775
Apple Inc.	3.850%	5/4/43	15,275	13,786
Apple Inc.	4.450%	5/6/44	4,035	4,025
Cisco Systems Inc.	4.450%	1/15/20	25,000	27,292
Cisco Systems Inc.	2.900%	3/4/21	10,700	10,886
EMC Corp.	1.875%	6/1/18	27,180	27,225
EMC Corp.	2.650%	6/1/20	11,090	11,198
EMC Corp.	3.375%	6/1/23	17,750	17,703
Intel Corp.	3.300%	10/1/21	10,000	10,415
International Business Machines Corp.	5.700%	9/14/17	41,710	45,728
International Business Machines Corp.	3.375%	8/1/23	61,300	61,695
International Business Machines Corp.	3.625%	2/12/24	22,800	23,021
International Business Machines Corp.	7.000%	10/30/25	25,000	32,186
Microsoft Corp.	3.000%	10/1/20	10,000	10,409
Microsoft Corp.	2.375%	2/12/22	19,865	19,450
Microsoft Corp.	3.625%	12/15/23	13,500	14,040

Microsoft Corp.	2.700%	2/12/25	23,890	22,903
Microsoft Corp.	4.500%	10/1/40	18,210	18,554
Oracle Corp.	5.000%	7/8/19	35,000	38,853
Oracle Corp.	2.500%	5/15/22	38,860	37,773
Oracle Corp.	2.950%	5/15/25	26,805	25,685
Oracle Corp.	6.125%	7/8/39	8,000	9,637

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,225
8 ERAC USA Finance LLC	6.375%	10/15/17	36,290	39,894
8 ERAC USA Finance LLC	2.350%	10/15/19	12,165	12,065
8 ERAC USA Finance LLC	4.500%	8/16/21	10,270	11,075
8 ERAC USA Finance LLC	3.300%	10/15/22	745	730
8 ERAC USA Finance LLC	5.625%	3/15/42	31,000	33,285
8 ERAC USA Finance LLC	4.500%	2/15/45	3,775	3,460
FedEx Corp.	2.625%	8/1/22	14,760	14,288
FedEx Corp.	2.700%	4/15/23	15,810	15,150
FedEx Corp.	3.200%	2/1/25	12,425	12,072
FedEx Corp.	4.900%	1/15/34	15,540	16,087
FedEx Corp.	3.875%	8/1/42	4,505	3,874
FedEx Corp.	5.100%	1/15/44	26,055	26,749
Ryder System Inc.	2.500%	3/1/18	32,000	32,488
United Parcel Service Inc.	2.450%	10/1/22	17,095	16,484
United Parcel Service Inc.	4.875%	11/15/40	14,810	15,842
				8,893,118
Utilities (2.6%)
Electric (2.6%)
Alabama Power Co.	5.550%	2/1/17	11,765	12,550
Alabama Power Co.	3.750%	3/1/45	20,255	18,131
Ameren Illinois Co.	2.700%	9/1/22	58,000	56,875
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	15,911
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	25,746
Berkshire Hathaway Energy Co.	6.500%	9/15/37	35,000	42,820
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	62,317
Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,749
Dominion Resources Inc.	3.625%	12/1/24	23,850	23,609
Duke Energy Carolinas LLC	5.250%	1/15/18	20,980	23,067
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,804
Duke Energy Corp.	2.150%	11/15/16	35,000	35,602
Duke Energy Corp.	1.625%	8/15/17	34,840	34,978
Duke Energy Progress Inc.	2.800%	5/15/22	20,140	19,950
Duke Energy Progress Inc.	6.300%	4/1/38	1,625	2,070
Eversource Energy	4.500%	11/15/19	1,880	2,053
Eversource Energy	3.150%	1/15/25	6,775	6,540
Florida Power & Light Co.	6.200%	6/1/36	22,452	28,348
Florida Power & Light Co.	5.250%	2/1/41	29,745	33,380
Florida Power & Light Co.	4.125%	2/1/42	20,000	19,682
Georgia Power Co.	5.700%	6/1/17	50,000	54,157
Georgia Power Co.	4.300%	3/15/42	25,835	24,745
Mississippi Power Co.	4.250%	3/15/42	20,000	17,734
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	13,838
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	32,210	30,919
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,196
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,415	11,644
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	8,903

	Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	42,722
	Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	31,444
	PacifiCorp	2.950%	6/1/23	14,835	14,738
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,259
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,401
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,385
	Progress Energy Inc.	3.150%	4/1/22	20,800	20,671
	PSEG Power LLC	5.125%	4/15/20	15,000	16,518
	Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,534
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	19,751
	South Carolina Electric & Gas Co.	4.350%	2/1/42	29,880	28,985
	South Carolina Electric & Gas Co.	5.100%	6/1/65	19,550	19,460
	Southern California Edison Co.	5.500%	8/15/18	31,730	35,522
	Southern California Edison Co.	3.875%	6/1/21	24,860	26,678
	Southern California Edison Co.	2.400%	2/1/22	8,270	8,058
	Southern California Edison Co.	3.600%	2/1/45	8,160	7,240
	Tampa Electric Co.	2.600%	9/15/22	20,205	19,567
	Virginia Electric & Power Co.	5.950%	9/15/17	50,000	54,957
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	16,811
					1,059,019
Total Corporate Bonds (Cost $15,716,396)					16,287,640
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
8	Abu Dhabi National Energy Co. PJSC	5.875%	10/27/16	10,000	10,550
8	CDP Financial Inc.	4.400%	11/25/19	22,000	24,076
8	Electricite de France SA	4.600%	1/27/20	31,972	35,043
8	Electricite de France SA	4.875%	1/22/44	2,910	3,024
5,8	Electricite de France SA	5.250%	1/29/49	19,510	19,412
5,8	Electricite de France SA	5.625%	12/29/49	33,850	34,280
	Korea Development Bank	2.875%	8/22/18	32,285	33,222
	Korea Development Bank	2.500%	3/11/20	62,550	62,701
	Province of New Brunswick	5.200%	2/21/17	30,000	32,051
	Province of Ontario	4.400%	4/14/20	48,000	53,345
8	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	51,685	50,843
8	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	51,685	49,565
8	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	41,455	41,900
	Statoil ASA	3.125%	8/17/17	33,000	34,212
	Statoil ASA	5.250%	4/15/19	8,895	9,936
	Statoil ASA	2.250%	11/8/19	16,095	16,125
	Statoil ASA	2.900%	11/8/20	22,450	22,931
	Statoil ASA	2.750%	11/10/21	23,500	23,419
	Statoil ASA	2.450%	1/17/23	10,840	10,312
	Statoil ASA	2.650%	1/15/24	10,105	9,596
	Statoil ASA	3.700%	3/1/24	20,035	20,766
	Statoil ASA	3.250%	11/10/24	22,425	22,205
8	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	37,991
	United Mexican States	3.500%	1/21/21	11,250	11,472
	United Mexican States	3.600%	1/30/25	19,710	19,422
Total Sovereign Bonds (Cost $672,755)					688,399
Taxable Municipal Bonds (2.9%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,860	43,809
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	11,100	14,984
	California GO	5.700%	11/1/21	15,655	18,461
	California GO	7.550%	4/1/39	45,525	65,826

	California GO	7.300%	10/1/39	4,460	6,195
	California GO	7.625%	3/1/40	2,345	3,385
	California GO	7.600%	11/1/40	22,525	33,376
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	4,445	5,169
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	14,590	16,012
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	13,390	16,385
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	11,350	12,900
	Chicago Transit Authority	6.899%	12/1/40	21,245	24,147
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	28,211
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,643
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	76,058
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	32,681	39,190
	Houston TX GO	6.290%	3/1/32	22,245	26,982
	Illinois GO	5.100%	6/1/33	42,160	39,131
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	19,916
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	12,915	17,869
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	13,130	15,917
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	28,590	37,652
	Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	35,420
	Louisville & Jefferson County KY Metropolitan
	Sewer District Sewer & Drainage System
	Revenue	6.250%	5/15/43	11,000	13,762
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	12,005	14,669
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	17,792
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	40,238
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,686
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	1,980
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	12,820	16,040
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	5,600	7,314
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,451
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	20,902
	New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	35,626
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	31,790	42,699
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	14,510	17,717
10	Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,322
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	9,605	11,564
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	5,665	6,936
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	58,000	55,523

President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	68,000	71,060
Princeton University New Jersey GO	5.700%	3/1/39	13,020	16,326
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	6,175	7,712
Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,084
University of California	3.931%	5/15/45	18,275	17,159
University of California Regents General
Revenue	4.601%	5/15/31	19,390	20,341
University of California Regents Medical
Center Revenue	6.548%	5/15/48	15,685	19,515
University of California Regents Medical
Center Revenue	6.583%	5/15/49	19,200	23,945
University of California Revenue	5.770%	5/15/43	23,675	28,384
University of California Revenue	4.765%	5/15/44	4,740	4,916
Utah GO	3.289%	7/1/20	21,900	23,115
11 Wisconsin GO	5.700%	5/1/26	9,000	10,640
Total Taxable Municipal Bonds (Cost $1,064,826)				1,187,056

			Shares
Common Stocks (37.2%)
Consumer Discretionary (0.9%)
McDonald's Corp.			2,558,920	243,276
Thomson Reuters Corp.			3,284,810	125,053
				368,329
Consumer Staples (5.0%)
Kraft Foods Group Inc.			6,007,586	511,486
Coca-Cola Co.			6,301,100	247,192
British American Tobacco plc			3,981,767	214,390
Philip Morris International Inc.			2,500,200	200,441
Procter & Gamble Co.			2,434,860	190,504
Altria Group Inc.			3,316,910	162,230
Sysco Corp.			4,025,940	145,337
Diageo plc ADR			1,180,400	136,974
PepsiCo Inc.			1,118,860	104,434
Kimberly-Clark Corp.			966,520	102,422
				2,015,410
Energy (4.5%)
Exxon Mobil Corp.			5,358,570	445,833
Chevron Corp.			4,472,560	431,468
Occidental Petroleum Corp.			3,496,800	271,946
Suncor Energy Inc.			8,367,800	230,282
Phillips 66			1,981,200	159,606
Enbridge Inc.			3,195,600	149,522
Royal Dutch Shell plc Class B			4,353,763	123,955
				1,812,612
Financials (5.6%)
Wells Fargo & Co.			12,244,462	688,629
JPMorgan Chase & Co.			8,719,050	590,803
BlackRock Inc.			866,380	299,750
M&T Bank Corp.			1,962,400	245,163
MetLife Inc.			3,677,700	205,914
National Bank of Canada			3,857,600	144,915
ACE Ltd.			863,900	87,841
				2,263,015

Health Care (5.9%)
Merck & Co. Inc.	10,337,890	588,536
Johnson & Johnson	5,293,230	515,878
Pfizer Inc.	13,208,497	442,881
AstraZeneca plc ADR	3,385,460	215,688
Bristol-Myers Squibb Co.	3,128,400	208,164
Eli Lilly & Co.	2,360,900	197,111
Roche Holding AG	550,488	154,352
Novartis AG	924,509	90,935
		2,413,545
Industrials (4.0%)
General Electric Co.	17,484,520	464,564
Eaton Corp. plc	5,705,030	385,032
Schneider Electric SE	2,522,361	174,646
Lockheed Martin Corp.	937,250	174,235
Caterpillar Inc.	1,817,900	154,194
Waste Management Inc.	3,284,180	152,222
United Parcel Service Inc. Class B	1,356,250	131,434
		1,636,327
Information Technology (5.3%)
Microsoft Corp.	14,445,390	637,764
Cisco Systems Inc.	15,289,220	419,842
Intel Corp.	12,303,010	374,196
Analog Devices Inc.	5,303,980	340,424
International Business Machines Corp.	941,600	153,160
Maxim Integrated Products Inc.	3,942,580	136,315
Texas Instruments Inc.	1,965,050	101,220
		2,162,921
Materials (1.5%)
Dow Chemical Co.	3,952,580	202,254
^ Agrium Inc.	1,485,769	157,417
Nucor Corp.	2,760,550	121,657
International Paper Co.	1,509,120	71,819
EI du Pont de Nemours & Co.	962,250	61,536
		614,683
Telecommunication Services (1.6%)
Verizon Communications Inc.	10,760,156	501,531
BCE Inc.	3,956,500	168,080
		669,611
Utilities (2.9%)
Duke Energy Corp.	4,234,100	299,012
National Grid plc	22,333,384	287,452
Xcel Energy Inc.	8,001,060	257,474
Eversource Energy	3,776,060	171,471
Dominion Resources Inc.	2,476,400	165,597
		1,181,006
Total Common Stocks (Cost $11,334,324)		15,137,459

	Coupon
Temporary Cash Investments (2.3%)
Money Market Fund (0.4%)
12,13 Vanguard Market Liquidity Fund	0.137%		148,197,000	148,197

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.3%)
Bank of America Securities, LLC
(Dated 6/30/15, Repurchase Value
$2,800,000, collateralized by U.S. Treasury
Note/Bond, 2.000%, 2/15/22, with a value of
$2,856,000)	0.120%	7/1/15	2,800	2,800
Deutsche Bank Securities, Inc.
(Dated 6/30/15, Repurchase Value
$3,200,000, collateralized by Federal
National Mortgage Assn. 3.000%, 3/1/28,
with a value of $3,265,000)	0.130%	7/1/15	3,200	3,200
HSBC Bank USA
(Dated 6/30/15, Repurchase Value
$9,200,000, collateralized by Federal
National Mortgage Assn. 4.000%, 12/1/41,
with a value of $9,384,000)	0.120%	7/1/15	9,200	9,200
RBC Capital Markets LLC
(Dated 6/30/15, Repurchase Value
$15,400,000, collateralized by Federal
National Mortgage Assn. 3.000%-4.000%,
10/1/42-7/1/45, and Federal Home Loan
Mortgage Corp. 2.191%, 8/1/43, with a
value of $15,708,000)	0.090%	7/1/15	15,400	15,400
RBS Securities, Inc.
(Dated 6/30/15, Repurchase Value
$81,700,000, collateralized by U.S.
Treasury Note/Bond 0.625%-3.625%,
7/15/16-10/31/20, with a value of
$83,339,000)	0.100%	7/1/15	81,700	81,700
				112,300
U.S. Government and Agency Obligations (1.6%)
4 Federal Home Loan Bank Discount Notes	0.075%	7/31/15	65,000	64,996
4
Federal Home Loan Bank Discount Notes	0.080%–0.087%	9/4/15	600,000	599,880
				664,876
Total Temporary Cash Investments (Cost $925,401)				925,373
Total Investments (100.6%) (Cost $36,377,132)				40,940,908
Other Assets and Liabilities-Net (-0.6%)[13,14]				(256,525)
Net Assets (100%)				40,684,383

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $149,538,000.
1 Securities with a value of $3,389,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
2 Securities with a value of $744,000 have been segregated as collateral for open over-the-counter swap contracts.
3 U.S. government-guaranteed.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2015.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate value of these securities was $3,566,299,000, representing 8.8% of net assets.
9 Adjustable-rate security.
10 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
13 Includes $148,197,000 of collateral received for securities on loan. The fund received additional collateral of
$5,646,000 on the next business day.
14 Cash of $27,161,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Schedule of Investments for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,442,011	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,272,970	—
Corporate Bonds	—	16,287,640	—
Sovereign Bonds	—	688,399	—
Taxable Municipal Bonds	—	1,187,056	—
Common Stocks	14,091,728	1,045,731	—
Temporary Cash Investments	148,197	777,176	—
Futures Contracts—Assets[1]	831	—	—
Futures Contracts—Liabilities[1]	(76)	—	—
Swap Contracts—Liabilities	—	(108)	—
Total	14,240,680	26,700,875	—
1 Represents variation margin on the last day of the reporting period.

H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2015	(12,603)	(1,590,144)	75
5-Year U.S. Treasury Note	September 2015	(10,620)	(1,266,518)	127
2-Year U.S. Treasury Note	September 2015	1,628	356,431	518
Ultra-Long U.S. Treasury Bond	September 2015	(350)	(53,922)	1,752
				2,472

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At period ended June 30, 2015, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Purchased
General Mills Inc.	3/20/18	DBAG	25,000	490	(1.000)	(108)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 DBAG—Deutsche Bank AG.

J. At June 30, 2015, the cost of investment securities for tax purposes was $36,490,951,000. Net unrealized appreciation of investment securities for tax purposes was $4,449,957,000, consisting of unrealized gains of $4,805,280,000 on securities that had risen in value since their purchase and $355,323,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 18, 2015
VANGUARD WELLESLEY INCOME FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.